Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2021	Jun. 18, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Preferred stock par value (in dollars per share)	$ 0.0001		$ 0.0001
Preferred stock, shares authorized (in shares)	25,000,000		0
Preferred stock, shares issued (in shares)	0		0
Preferred stock, shares outstanding (in shares)	0		0
Common stock par value (in dollars per share)	$ 0.0001		$ 0.0001
Common stock, shares authorized (in shares)	500,000,000		500,000,000
Common stock, shares issued (in shares)	90,696,977		66,637,092
Common stock, shares outstanding (in shares)	90,696,977	87,084,637	66,637,092